Shareholders' equity - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	Jan. 31, 2024	Apr. 26, 2023	Apr. 26, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Class of Stock [Line Items]
Amounts available for distributions				¥ 1,418,959	¥ 1,425,642	¥ 1,315,738
Dividends on common stock per share				¥ 23	¥ 17	¥ 22
Cancellation of treasury stock				70,000,000
Repurchased shares of common stock				80,617,143	50,016,744	80,020,237
Minimum tradable quantity of share lot				100
Board of directors meeting held on April 26, 2022 [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased			50,000,000
Share buyback program authorized amount			¥ 30,000
Repurchased shares of common stock			50,000,000
Repurchased shares of common stock at cost			¥ 24,719
Board of directors meeting held on April 26, 2022 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date			May 17, 2022
Board of directors meeting held on April 26, 2022 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date			Mar. 31, 2023
Board of directors meeting held on April 26, 2023 [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased		35,000,000
Share buyback program authorized amount		¥ 20,000
Repurchased shares of common stock		34,368,500
Repurchased shares of common stock at cost		¥ 20,000
Board of directors meeting held on April 26, 2023 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date		May 16, 2023
Board of directors meeting held on April 26, 2023 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date		Mar. 29, 2024
Board of directors meeting held on January 31, 2024 [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased	125,000,000
Share buyback program authorized amount	¥ 100,000
Repurchased shares of common stock	109,726,600
Repurchased shares of common stock at cost	¥ 100,000
Board of directors meeting held on January 31, 2024 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date	Feb. 16, 2024
Board of directors meeting held on January 31, 2024 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date	Sep. 29, 2024